Shareholders' Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Shareholders' equity

Note 18 — Shareholders’ equity

Ordinary shares

WiMi Cayman was established under the laws of Cayman Islands on August 16, 2018 with authorized share of 20,115,570 Class A Ordinary Shares of par value USD 0.0001 each, 466,967,730 Class B Ordinary Shares of par value USD 0.0001 each and 12,916,700 Series A Preferred Shares of par value USD 0.0001 each. Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.

On March 24, 2021, the Company completed its third public offering of 11,173,335 units at the public offering price of USD 7.50 per unit, with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price of USD 8.60 per ADS and exercisable at any time after the date of issuance and expire on the second anniversary of the date of issuance. Each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.0001 per share. The offering resulted in net proceeds to the Company of approximately USD 79.7 million (RMB 508.1 million) after deducting underwriting commission and other expenses of approximately USD 6.0 million (RMB 38.9 million). Approximately RMB 108.5 million (USD 16.8 million) of proceeds was allocated to fair value of warrants, see below.

Warrants

The Company’s outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants of RMB 108.5 million (USD 16.8 million) is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock based on the relative fair value of net proceeds received using the following assumptions:

Annual dividend yield	—
Expected life (years)	2.0
Risk-free interest rate	0.92%
Expected volatility	180.03%

As of June 30, 2022, the Company had 4,469,334 warrants outstanding to purchase 11,173,335 ADS with weighed average exercise price of RMB 57.6 (USD 8.60) per ADS and remaining contractual lives of 0.75 years.

Following is a summary of the status of warrants outstanding and exercisable as of June 30, 2022:

	Warrants	Weighted Average Exercise Price RMB	Weighted Average Exercise Price USD
Warrants outstanding, as of December 31, 2021	4,469,334	57.6	8.6
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of June 30, 2022	4,469,334	57.6	8.6
Warrants exercisable, as of June 30, 2022	4,469,334	57.6	8.6

Stock based compensation

On June 6, 2020, the Company’s shareholders approved the Company’s 2020 Equity Incentive Plan (the “2020 Plan”) to be administered by the Company’s board. The maximum aggregate number of Class B ordinary shares that may be issued under the 2020 Equity Incentive Plan is 17,500,000. The awards could be granted in the form of share options, restricted shares, restricted share units and other local awards.

On June 6, 2020, the board of directors approved and granted 15,890,000 Class B ordinary shares valued at USD 1.73 per share on the grant date with an aggregated fair value of USD 27,489,700 under the 2020 Plan to employees, vested on October 1, 2020. The Company recorded compensation expense of RMB 189,064,940 for the six months ended June 30, 2022.

On September 12, 2020, the board of directors approved and granted 148,240 Class B ordinary shares valued at USD 3.31 per share on the grant date with an aggregated fair value of USD 490,674 under the 2020 Plan to employees and consultants, of which 103,240 shares vested on October 15, 2020. The remaining 45,000 shares granted to consultants are vesting in three equal annual instalments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023. The Company recorded compensation expense of RMB 2,353,518 and RMB 319,833 (USD 49,575) for the six months ended June 30, 2022 and 2021.

On January 26, 2021, the board of directors approved the grant of 720,000 Class B ordinary shares to management and employees. The shares were valued at USD 5.05 per share with grant date fair value of approximately RMB 25.1 million (approximately USD 3.6 million). 180,000 shares are to be vested on March 31, 2021 and remaining shares to be vested over a three year period from March 31, 2021. The Company recorded compensation expense of RMB 10,262,724 (USD 1,590,750) for the six months ended June 30, 2022.

As of December 31, 2021 and June 30, 2022, total of 16,038,240 Class B ordinary shares were granted and issued under the 2020 and 2021 Plan. For the six months ended June 30, 2021 and 2022, the Company recorded RMB 6,055,258 and RMB 3,107,461 (USD 463,012) compensation expense related to restricted stock grants, respectively. As of June 30, 2022, total of 389,363 Class B ordinary shares under the 2020 and 2021 Plan with grant date fair value of approximately RMB 11.2 million (USD 1.7 million) were to be amortized through March 31, 2024.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by WiMi WFOE, Lixin Technology, Shenzhen Weiyixin, Shanghai Weimu, Beijing WiMi and Shenzhen Yitian (collectively “WiMi PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of WiMi PRC entities.

WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, WiMi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. WiMi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, WiMi PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict WiMi PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2022, amounts restricted are the paid-in-capital and statutory reserve of WiMi PRC entities, which amounted to RMB 558,2577,552 (USD 83,180,492).

Statutory reserve

As of December 31, 2021 and June 30, 2022, WiMi PRC entities collectively attributed RMB 28,573,157 and RMB 31,377,202 (USD 4,675,210), of retained earnings for their statutory reserves, respectively.